Federal Funds Purchased and Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2022
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Schedule of Federal Funds Purchased and Securities Sold Under Agreements to Repurchase
Information relating to federal funds purchased and repurchase agreements is as follows:

(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2022
Federal funds purchased	4.71%	3.82%	$32	$—	$—
Short-term repurchase agreements - Bank	1.47	0.63	7,950	22,048	5,187
Total			$7,982	$22,048	$5,187
2021
Federal funds purchased	0.43%	0.34%	$1	$—	$—
Short-term repurchase agreements - Bank	0.27	0.25	34,448	55,942	23,829
Total			$34,449	$55,942	$23,829

Schedule of Repurchase Agreements by Remaining Maturity of the Agreements	The collateral amounts pledged to repurchase agreements by remaining maturity in the table below are limited to the outstanding balances of the related asset or liability; thus amounts of excess collateral are not shown.

Repurchase Agreements	Remaining Contractual Maturity of the Agreements
(in thousands)	Overnight and continuous	Less than 90 days	Greater than 90 days	Total
At December 31, 2022
U.S. government-sponsored enterprises	$5,187	$—	$—	$5,187
Total	$5,187	$—	$—	$5,187

At December 31, 2021
U.S. government-sponsored enterprises	$9,113	$—	$—	$9,113
Mortgage-backed securities	14,716	—	—	14,716
Total	$23,829	$—	$—	$23,829